Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt (Tables) [Line Items]
Schedule of Tabular Form of Notes Payable	Notes payable as of September 30, 2023 and December 31, 2022 consisted of the following:
	September 30,	December 31,
	2023	2022
FNBD Notes Payable	$8,612,004	$8,863,423
FSB Notes Payable	5,490,598	6,531,377
Car loan	-	6,653
Total notes payable	14,102,602	15,401,453
Unamortized debt issuance costs	(119,415)	(135,240)
Notes payable, net of issuance cost	13,983,187	15,266,213
Less current portion	(1,061,580)	(1,549,861)
Long-term portion	$12,921,607	$13,716,353
Notes payable as of December 31, 2022 and 2021 consisted of the following:
	December 31,	December 31,
	2022	2021
FNBD Notes Payable	$8,863,423	$1,004,759
FSNB Notes Payable	6,531,377	2,623,834
Car loan	6,653	13,309
Total notes payable	15,401,453	3,641,902
Unamortized debt issuance costs	(135,240)	(49,078)
Notes payable, net of issuance cost	15,266,213	3,592,824
Less current portion	(1,549,861)	(466,124)
Long-term portion	$13,716,353	$3,126,700

Schedule of Tabular Form of Maturities of Notes Payable	Notes payable repayment requirements as of September 30, 2023, in the succeeding years are summarized as follows:
Remainder of 2023	$248,019
2024	1,087,839
2025	3,700,190
2026	927,965
2027	968,316
Thereafter	$7,170,273
Notes payable repayment requirements in the succeeding years are summarized as follows:
2023	$1,549,861
2024	1,087,839
2025	3,700,190
2026	927,965
2027	968,316
Thereafter	7,167,282

Schedule of Bridge Notes	A roll forward of the bridge note from January 1, 2021 to September 30, 2023 is below:
Bridge notes, January 1, 2021	$-
Issued for cash	1,100,000
Amortization of original issue discount	1,644
Debt issuance costs	(70,500)
Amortization of debt issuance costs	773
Bridge notes, December 31, 2021	1,031,917
Issued for cash	2,600,000
Amortization of original issue discount	386,245
Warrant discount	(429,284)
Amortization of warrant discount	303,309
Debt issuance costs	(164,000)
Amortization of debt issuance costs	170,969
Bridge notes, December 31, 2022	3,899,156
Amortization of original issue discount	116,656
Amortization of warrant discount	125,975
Amortization of debt issuance costs	62,758
Bridge notes, March 31, 2023	4,204,545
Bridge notes, June 30, 2023	4,204,545
Extinguishment of bridge notes in exchange for Series A preferred stock upon IPO on August 31, 2023	(4,204,545)
Bridge notes, September 30, 2023	$-
A roll forward of the bridge note from January 1, 2021 to December 31, 2022 is below:
Bridge notes, January 1, 2021	$-
Issued for cash	1,100,000
Amortization of original issue discount	1,644
Debt issuance costs	(70,500)
Amortization of debt issuance costs	773
Bridge notes, December 31, 2021	1,031,917
Issued for cash	2,600,000
Amortization of original issue discount	386,245
Warrant discount	(429,284)
Amortization of warrant discount	303,309
Debt issuance costs	(164,000)
Amortization of debt issuance costs	170,969
Bridge notes, December 31, 2022	$3,899,156

Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Tables) [Line Items]
Schedule of Long-Term Debt Instruments	Notes payable to FNBD as of September 30, 2023 and December 31, 2022 consisted of the following:
Original Principal	Acquisition	Entered	Maturity	Interest	September 30, 2023	December 31, 2022	Issuance Cost
$237,272	CAH	12/27/21	12/27/41	3.98%	$230,945	$237,272	$6,108
231,987	CAH	12/27/21	12/27/31	3.98%	215,706	231,987	6,108
216,750	P&F	12/27/21	12/27/41	3.98%	210,970	216,750	5,370
318,750	P&F	12/27/21	12/27/31	3.98%	296,380	318,750	5,370
817,135	Pasco	1/14/22	1/14/32	3.98%	766,197	817,135	3,085
478,098	Lytle	3/15/22	3/15/32	3.98%	455,908	478,098	1,898
663,000	Lytle	3/15/22	3/15/42	3.98%	651,369	663,000	11,875
425,000	Kern	3/22/22	3/22/42	3.98%	417,544	425,000	7,855
1,275,000	Kern	3/22/22	3/22/32	3.98%	1,215,823	1,275,000	4,688
246,500	Bartow	5/18/22	5/18/42	3.98%	243,636	246,500	5,072
722,500	Bartow	5/18/22	5/18/32	3.98%	700,247	722,500	2,754
382,500	Dietz	6/15/22	6/15/32	3.98%	373,669	382,500	1,564
445,981	Aberdeen	7/19/22	7/29/32	3.98%	439,161	445,981	1,786
1,020,000	All Breed	8/12/22	8/12/42	3.98%	1,017,081	1,020,000	8,702
519,527	All Breed	8/12/22	8/12/32	3.98%	515,562	519,527	3,159
225,923	All Breed	8/12/22	8/12/32	5.25%	224,306	225,923	3,159
637,500	Williamsburg	12/8/22	12/8/32	5.25%	637,500	637,500	2,556
$8,863,423					$8,612,004	$8,863,423	$81,109
Notes payable to FNBD as of December 31, 2022 and 2021 consisted of the following:
Original Principal	Acquisition	Entered	Maturity	Interest	December 31, 2022	December 31, 2021	Issuance Cost
$237,272	CAH	12/27/21	12/27/41	3.98%	$237,272	$237,272	$6,108
231,987	CAH	12/27/21	12/27/31	3.98%	231,987	231,987	6,108
216,750	P&F	12/27/21	12/27/41	3.98%	216,750	216,750	5,370
318,750	P&F	12/27/21	12/27/31	3.98%	318,750	318,750	5,370
817,135	Pasco	1/14/22	1/14/32	3.98%	817,135	-	3,085
478,098	Lytle	3/15/22	3/15/32	3.98%	478,098	-	1,898
663,000	Lytle	3/15/22	3/15/42	3.98%	663,000	-	11,875
425,000	Kern	3/22/22	3/22/42	3.98%	425,000	-	7,855
1,275,000	Kern	3/22/22	3/22/32	3.98%	1,275,000	-	4,688
246,500	Bartow	5/18/22	5/18/42	3.98%	246,500	-	5,072
722,500	Bartow	5/18/22	5/18/32	3.98%	722,500	-	2,754
382,500	Dietz	6/15/22	6/15/32	3.98%	382,500	-	1,564
445,981	Aberdeen	7/19/22	7/29/32	3.98%	445,981	-	1,786
1,020,000	All Breed	8/12/22	8/12/42	3.98%	1,020,000	-	8,702
519,527	All Breed	8/12/22	8/12/32	3.98%	519,527	-	3,159
225,923	All Breed	8/12/22	8/12/32	5.25%	225,923	-	3,159
637,500	Williamsburg	12/8/22	12/8/32	5.25%	637,500	-	2,556
$8,863,243					$8,863,423	$1,004,759	$81,109

First South National Bank [Member]
Debt (Tables) [Line Items]
Schedule of Long-Term Debt Instruments	Notes payable to FSB as of September 30, 2023 and December 31, 2022 consisted of the following:
Original Principal	Acquisition	Entered	Maturity	Interest	September 30, 2023	December 31, 2022	Issuance Cost
$1,105,000	KVC	1/25/21	2/25/41	4.35%	$1,006,834	$1,045,310	$13,264
1,278,400	KVC	1/25/21	1/25/31	4.35%	989,691	1,074,251	10,085
469,914	KVC	1/25/21	2/25/23	5.05%	-	53,964	753
2,086,921	Pony Express	10/31/22	10/31/25	5.97%	1,943,067	2,061,346	25,575
400,000	Pony Express	10/31/22	10/31/42	5.97%	390,200	398,258	3,277
700,00	Pony Express	10/31/22	8/16/23	6.75%	-	700,000	-
568,000	Old 41	12/16/22	12/16/25	6.5%	532,812	568,000	4,531
640,000	Old 41	12/16/22	12/16/25	6.5%	627,994	640,000	5,077
$7,428,235					$5,490,598	$6,531,377	$62,562
Notes payable to FSB as of December 31, 2022 and 2021 consisted of the following:
Original Principal	Acquisition	Entered	Maturity	Interest	December 31, 2022	December 31, 2021	Issuance Cost
$1,105,000	KVC	1/25/21	2/25/41	4.35%	$1,045,310	$1,072,468	$13,264
1,278,400	KVC	1/25/21	1/25/31	4.35%	1,074,251	1,182,834	10,085
469,914	KVC	1/25/21	2/25/23	5.05%	53,964	368,532	753
2,086,921	Pony Express	10/31/22	10/31/25	5.97%	2,061,346	-	25,575
400,000	Pony Express	10/31/22	10/31/42	5.97%	398,258	-	3,277
700,000	Pony Express	10/31/22	5/31/23	6.75%	700,000	-	-
568,000	Old 41	12/16/22	12/16/25	6.5%	568,000	-	4,531
640,000	Old 41	12/16/22	12/16/25	6.5%	640,000	-	5,077
$7,428,235					$6,531,377	$2,623,834	$62,562